Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2016
Land use rights
Land use rights, net
Schedule of land use rights, net
	As of December 31,
	2015	2016
	RMB	RMB
Cost	847,915	1,352,963
Less: Accumulated amortization	(26,784)	(50,094)

Land use rights, net	821,131	1,302,869